Employee Benefit Plans (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 22, 2014	Mar. 23, 2013	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Net actuarial pension loss to be recognized as a component of net periodic benefit cost			$ 43.0
Prior service cost to be recognized as a component of net periodic benefit cost			9.6
Pending transactions not included in fair value measurements			37.2	19.6
Contributions to pension and post-retirement benefit plans	(5.1)	(23.3)	(56.3)	(110.3)	(151.2)
Amounts that are expected to be recognized as net periodic benefit cost			13.1
Estimated plan contributions for remainder of the year	$ 8